Consolidated Statements of Changes in (Deficit) Equity (Unaudited) - USD ($) shares in Thousands	Total	Common Shares	Share capital subscription	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2019		71,218
Balance, amount at Dec. 31, 2019	$ 3,448,000	$ 136,554,000	$ (589,000)	$ 35,770,000	$ (168,287,000)
Statement [Line Items]
Stock-based compensation, shares		1,500
Stock-based compensation, amount	1,043,000	$ 3,740,000		(2,697,000)	0
Net loss	(5,555,000)	$ 0		0	(5,555,000)
Balance, shares at Jun. 30, 2020		72,718
Balance, amount at Jun. 30, 2020	(1,064,000)	$ 140,294,000	(589,000)	33,073,000	(173,842,000)
Balance, shares at Dec. 31, 2020		77,961
Balance, amount at Dec. 31, 2020	2,145,000	$ 151,722,000	(589,000)	31,037,000	(180,025,000)
Statement [Line Items]
Net loss	(6,429,000)	$ 0		0	(6,429,000)
Share issuance for cash and share subscription, shares		3,670
Share issuance for cash and share subscription, amount	6,953,000	$ 7,670,000		(717,000)
Stock-based compensation and service fee, shares		2,100
Stock-based compensation and service fee, amount	1,708,000	$ 3,072,000		(1,364,000)	0
Balance, shares at Jun. 30, 2021		83,731
Balance, amount at Jun. 30, 2021	$ 4,707,000	$ 162,464,000	$ (589,000)	$ 29,286,000	$ (186,454,000)